UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2008
                                               ---------------------------------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
          ----------------------------------------------------------------------
Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      04-22-2008
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 47
                                        -------------------

Form 13F Information Table Value Total: $1,584,178
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Form 13F INFORMATIONAL TABLE

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
        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- --------------  ---------  ----------  --------  ------ ------ ------ -------  ---------- --------- -------
3M CO COM               FOREIGN COMMON  88579Y101     14,338     181,156   X                            123,345     57,811
ACCENTURE LTD SHS CL    COMMON          G1150G111     15,285     434,610   X                            303,834    130,776
AMERICAN INTL GROUP I   FOREIGN COMMON  026874107     12,690     293,412   X                            216,224     77,188
ASTRAZENECA PLC ADR S   COMMON          046353108     13,460     354,294   X                             44,589    309,705
AXA ADR SPONSORED       FOREIGN          54536107     19,187     531,337   X                             65,983    465,354
BARCLAYS PLC ADR        COMMON          06738E204     68,810   1,900,815   X                          1,077,472    823,343
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104     17,125     282,359   X                             36,035    246,324
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302     78,406   1,773,088   X                            960,435    812,653
CANON INC ADR           FOREIGN COMMON  138006309     39,381     849,271   X                            278,836    570,435
CITIGROUP INC COM       FOREIGN COMMON  172967101     18,102     845,076   X                            614,163    230,913
CRH PLC ADR             COMMON          12626K203     44,309   1,155,395   X                            319,409    835,986
DANSKE BK A/S ADR       FOREIGN         236363107     26,630   1,438,467   X                            178,890  1,259,577
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205     78,149     961,008   X                            497,919    463,089
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108     46,109     676,973   X                            245,586    431,387
ERICSSON L M REL CO     FOREIGN COMMON  294821608    120,446   6,129,591   X                          4,699,428  1,430,163
FEDERAL NAT MORTGAGE    COMMON          313586109      6,992     265,640   X                            202,427     63,213
FRANCE TELECOM ADR SP   COMMON          35177Q105     37,794   1,125,482   X                            337,924    787,558
GENERAL ELEC CO         FOREIGN         369604103     15,649     422,837   X                            301,194    121,643
GLAXOSMITHKLINE PLC A   COMMON          37733W105     53,571   1,262,575   X                            506,914    755,661
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406     92,585   1,124,974   X                            708,304    416,670
I B M                   FOREIGN COMMON  459200101     15,841     137,576   X                             93,277     44,299
ING GROEP N V ADR SPO   COMMON          456837103     38,636   1,033,874   X                            304,387    729,487
IRELAND BK ADR SPONSO   FOREIGN COMMON  46267Q103     75,213   1,245,656   X                            731,022    514,634
ISHARES TR MSCI EAFE    COMMON  COMMON  464287465        408       5,680   X                                  -      5,680
JOHNSON & JOHNSON       FOREIGN COMMON  478160104     15,395     237,327   X                            164,030     73,297
LILLY, ELI AND COMPANY  COMMON          532457108      9,615     186,378   X                            132,978     53,400
MEDTRONIC               COMMON          585055106      9,708     200,701   X                            135,815     64,886
MITSUBISHI UFJ FINL G   FOREIGN COMMON  606822104     39,909   4,587,219   X                          1,524,714  3,062,505
NESTLE S A ADR SPON R   COMMON          641069406     59,532     474,619   X                             76,066    398,553
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109     48,641     949,459   X                            285,370    664,089
PFIZER INC              FOREIGN         717081103     13,034     622,752   X                            434,894    187,858
PROCTER & GAMBLE COMP   COMMON          742718109     15,750     224,770   X                            151,949     72,821
ROCHE HOLDING LTD       FOREIGN COMMON  771195104     39,061     413,429   X                             86,992    326,437
ROYAL DUTCH SHELL PLC   COMMON  COMMON  780259206     40,631     589,032   X                            208,755    380,277
SANOFI-AVENTIS ADR      COMMON          80105N105     40,097   1,068,111   X                            243,673    824,438
SAP AG ADR SPON         FOREIGN         803054204     30,708     619,485   X                             75,453    544,032
SHINSEI BANK LTD TOKY   FOREIGN         824631105     41,880   6,335,192   X                          2,906,460  3,428,732
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109     21,446   1,091,154   X                            181,683    909,471
TARGET                  FOREIGN COMMON  87612E106      9,495     187,351   X                            128,296     59,055
TNT N V SPON ADR        FOREIGN         87260W101     25,252     677,290   X                             83,436    593,854
TOTAL FINA ELF S A AD   COMMON          89151E109     42,863     579,156   X                            185,517    393,639
UBS AG SHS              FOREIGN COMMON  H8920M855     16,629     577,402   X                             68,520    508,882
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704     42,581   1,262,770   X                            336,243    926,527
VODAFONE GROUP PLC NE   FOREIGN         92857W100     19,663     666,301   X                             79,948    586,353
WELLPOINT INC COM       COMMON          94973V107     11,923     270,189   X                            205,328     64,861
WPP GROUP PLC           FOREIGN COMMON  929309409     29,583     496,030   X                             64,205    431,825
ZIMMER HOLDINGS         COMMON          98956P102     11,666     149,828   X                            103,030     46,798

TOTAL                   47                         1,584,178


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